Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Other Disclosures
Summary of remuneration of the Board of Directors and Executive Management

(DKK million)	2021	2020	2019

Wages and salaries	51	48	42
Share-based compensation expenses	58	43	38
Defined contribution plans	2	2	1

Total	111	93	81

Schedule of Remuneration to the Board of Directors

(DKK million)	Base board fee	Committee fees	Share-based compensation expenses	2021	Base board fee	Committee fees	Share-based compensation expenses	2020	Base board fee	Committee fees	Share-based compensation expenses	2019

Deirdre P. Connelly	1.2	0.5	0.7	2.4	1.1	0.5	0.7	2.3	0.8	0.5	0.9	2.2
Pernille Erenbjerg	0.9	0.4	0.5	1.8	0.7	0.4	0.4	1.5	0.4	0.3	0.4	1.1
Mats Pettersson[1]	-	-	-	-	0.3	0.1	1.6	2.0	1.2	0.2	0.8	2.2
Anders Gersel Pedersen	0.6	0.4	0.4	1.4	0.4	0.4	0.5	1.3	0.4	0.4	0.6	1.4
Paolo Paoletti	0.6	0.3	0.4	1.3	0.4	0.3	0.4	1.1	0.4	0.3	0.4	1.1
Rolf Hoffmann	0.6	0.4	0.4	1.4	0.4	0.3	0.5	1.2	0.4	0.3	0.8	1.5
Jonathan Peacock[2]	0.5	0.3	0.6	1.4	0.3	0.3	0.4	1.0	-	-	-	-
Peter Storm Kristensen[5]	0.6	-	0.4	1.0	0.4	-	0.4	0.8	0.4	-	0.4	0.8
Rick Hibbert[4,5]	-	-	-	-	-	-	-	-	0.1	-	0.4	0.5
Rima Bawarshi Nassar[3,5]	0.6	-	0.2	0.8	0.1	-	-	0.1	-	-	-	-
Mijke Zachariasse[5]	0.6	-	0.3	0.9	0.4	-	0.1	0.5	0.3	-	-	0.3
Daniel J. Bruno[3,5]	-	-	-	-	0.3	-	(0.4)	(0.1)	0.4	-	0.4	0.8

Total	6.2	2.3	3.9	12.4	4.8	2.3	4.6	11.7	4.8	2.0	5.1	11.9

1 – Mats Pettersson stepped down from the Board of Directors at the Annual General Meeting in March 2020.

2 – Jonathan Peacock stepped down from the Board of Directors effective November 15, 2021, due to increased responsibilities in connection with his other board commitments.

3 – Daniel J. Bruno stepped down from the Board of Directors and Rima Bawarshi Nassar replaced Daniel J. Bruno on the Board of Directors as an employee elected board member during August 2020.

4 – Rick Hibbert stepped down from the Board of Directors at the Annual General Meeting in March 2019.

5 – Employee elected board member

Schedule of executive compensation

	2021
	Base Salary	Defined Contribution Plans	Other Benefits	Annual Cash Bonus	Share-Based Compensation Expenses	Total
(DKK million)

Jan van de Winkel	7.9	1.1	0.6	7.9	20.6	38.1
Anthony Pagano	3.2	0.1	-	1.9	7.2	12.4
Anthony Mancini	3.9	0.1	3.1	2.3	7.2	16.6
Judith Klimovsky	4.0	0.1	-	2.5	13.2	19.8
Tahamtan Ahmadi[1]	3.3	0.1	-	2.0	5.5	10.9

Total	22.3	1.5	3.7	16.6	53.7	97.8

1 – Tahamtan Ahmadi was appointed Chief Medical Officer, Head of Experimental Medicines and member of the Executive Management in March 2021.

	2020
	Base Salary	Defined Contribution Plans	Other Benefits	Annual Cash Bonus	Share-Based Compensation Expenses	Total
(DKK million)

Jan van de Winkel	7.3	1.0	1.0	8.4	19.6	37.3
Anthony Pagano[1]	3.0	0.1	-	2.3	5.2	10.6
Anthony Mancini[2]	3.1	0.1	3.3	2.0	3.1	11.6
Judith Klimovsky	4.0	0.1	0.1	3.0	12.7	19.9
David A. Eatwell[1]	0.9	0.1	2.5	-	(2.3)	1.2

Total	18.3	1.4	6.9	15.7	38.3	80.6

1 – David A. Eatwell stepped down as CFO on February 29, 2020, and Anthony Pagano was appointed CFO and member of the Executive Management on March 1, 2020.

2 – Anthony Mancini was appointed Chief Operating Officer and member of the Executive Management in March 2020.

	2019
	Base Salary	Defined Contribution Plans	Other Benefits	Annual Cash Bonus	Share-Based Compensation Expenses	Total
(DKK million)

Jan van de Winkel	7.3	1.0	3.6	8.4	14.9	35.2
David A. Eatwell	4.3	0.1	0.9	3.2	8.0	16.5
Judith Klimovsky	4.1	0.1	-	3.1	9.7	17.0

Total	15.7	1.2	4.5	14.7	32.6	68.7

Schedule of company overview

Name	Domicile	Ownership and votes 2021	Ownership and votes 2020
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%

Summary of fees to auditors

(DKK million)	2021	2020	2019

PricewaterhouseCoopers
Audit fees	5.8	4.9	1.9
Audit-related fees	1.8	1.0	2.3
Tax fees	-	0.3	0.5
All other fees	0.1	-	2.4

Total	7.7	6.2	7.1

Summary of adjustments to cash flow statement

(DKK million)	Note	2021	2020	2019

Adjustments for non-cash transactions:
Depreciation, amortization and impairment	3.1, 3.2, 3.3	248	259	139
Share-based compensation expenses	2.3, 4.6	310	200	147
Other		(32)	-	5

Total adjustments for non-cash transactions		526	459	291

Change in operating assets and liabilities:
Receivables		(1,074)	306	(1,658)
Deferred revenue		-	513	-
Other payables		304	168	440

Total change in operating assets and liabilities		(770)	987	(1,218)